Stockholders’ Deficiency (Details)								1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Jan. 19, 2024 USD ($) $ / shares shares	Dec. 22, 2023 USD ($) $ / shares shares	Nov. 08, 2023 USD ($) $ / shares shares	Oct. 16, 2023 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) $ / shares shares	Aug. 29, 2023 USD ($) shares	May 30, 2023 USD ($) $ / shares shares	Jan. 31, 2024 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 CAD ($) shares		Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 22, 2023 $ / shares shares	Dec. 04, 2023 $ / shares	Mar. 15, 2023 $ / shares shares	Feb. 16, 2023 $ / shares shares
Stockholders’ Equity (Deficiency) [Line Items]
Convertible ratio											1:1			1:1		1:1
Share issuance costs											180,000							350,000
Exercise price | (per share)																				$ 0.255		$ 0.31
Proceeds from issuance of private placements											$ 1,800			$ 47,495		$ 6,055,650		$ 3,500
Number of warrant issued														3,277,007
Purchase of each warrant														1
Commission paid (in Dollars) | $														$ 172,480
Legal fees (in Dollars) | $														15,428
Exercisable date		Dec. 22, 2026	Nov. 08, 2026	Oct. 16, 2026
Issuance of value (in Dollars) | $											(405,753)		$ (208,686)	(1,055,985)
Additional paid-in capital to share capital (in Dollars) | $		$ 80,039									$ 89,631			1,344,480				$ 174,285
Option price per share (in Dollars per share) | $ / shares											$ 0.01							$ 0.01
Proceeds from issuance of units (in Dollars) | $														$ 27,000
Aggregate proceeds percentage							10.00%
Warrant percentage							10.00%
Gross proceeds percentage							5.00%
Common shares, shares issued		86,101							150,505,536		150,505,536			118,208,989				61,023,450			86,101
Warrants					6,118,808									43,729,794
Terms of expected life years					3 years 2 months 19 days									4 years 1 month 24 days		4 years 1 month 24 days
Percentage of volatility rate					110.00%									87.00%		87.00%
Revaluation of derivative liability (in Dollars) | $														$ 4,025,102
Reclassification charges equity (in Dollars) | $					$ 4,541,545
Decrease of share capital (in Dollars) | $					$ 4,541,545
Repriced of warrants														11,777,336		11,777,336
Reclassification of exercise price (in Dollars) | $											$ 3,942,575
Derivative liability loss on revaluation (in Dollars) | $											$ 432,933
Percentage of grant non-transferable share options											20.00%
Unrecognized share-based compensation expense (in Dollars) | $									$ 581,391		$ 581,391			$ 1,188,800
Issuance of common shares									165,000		165,000			165,000
Consulting fee (in Dollars) | $			$ 160,000
Fair value of warrants (in Dollars) | $									$ (187,056)	$ 71,856	$ 432,933		16,658	$ 4,085,284				$ (1,823,444)
Reallocated common shares (in Dollars) | $														1,394,858
Gain (loss) on derivative liability (in Dollars) | $														145,980				$ 1,658,486
Incremental fair value (in Dollars) | $														$ 98,017
Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Number of warrant issued														11,317,750									459,586
Purchase of each warrant							1							3,322,471										6,097,579
Warrant exercise price per share | $ / shares																				0.39
Estimated fair value for adjustment (in Dollars) | $											$ 582,245			$ 73,018
Warrant term														5 years
Warrants					6,118,808				61,332,886		61,332,886			11,970,312
Terms of expected life years					1 year						3 years			5 years		5 years		1 year 7 months 24 days
Percentage of volatility rate					131.00%						101.01%			108.71%		108.71%		93.00%
Percentage of discount rate											3.77%			3.05%		3.05%
Amount of dividend yield (in Dollars) | $														$ 0
Revaluation of derivative liability (in Dollars) | $														145,980
Reclassification charges equity (in Dollars) | $											$ 351,969			351,969
Repriced of warrants											9,420,050
Reclassification of exercise price (in Dollars) | $														4,541,545
Percentage of grant non-transferable share options
Fair value of warrants (in Dollars) | $														$ 1,394,858
Agents warrants [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Number of warrant issued														324,642
Warrant exercise price per share | $ / shares									$ 0.31		$ 0.31			$ 0.39
Estimated fair value for adjustment (in Dollars) | $														$ 618,004
Warrants									1,037,330		1,037,330			324,642
Warrant Liability [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Revaluation of derivative liability (in Dollars) | $									$ 351,969		$ 351,969			$ 351,969
Common Stock [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs														2,129,566		2,129,566
Warrant exercise price per share | $ / shares									$ 0.4		$ 0.4
Issuance of value (in Dollars) | $											$ (987,998)		$ (281,704)	$ (1,458,151)
Shares exercised								192,500	180,000	1,050,000	372,500			2,865,000		2,865,000		416,519
Additional paid-in capital to share capital (in Dollars) | $														$ 1,344,480
Escrow Shares														11,502,874
ACI Canada Legacy Performance Options [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Shares exercised											180,000			2,700,000		2,700,000		350,000
Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Restricted shares						7,000,000
Proceeds from converted of common shares (in Dollars) | $
Black-Scholes Option Pricing Model [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Gain (loss) on derivative liability (in Dollars) | $														$ 3,939,304
Black-Scholes Option Pricing Model [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Estimated fair value for adjustment (in Dollars) | $											$ 946,105			4,455,747
Gain (loss) on derivative liability (in Dollars) | $														4,455,747
Equity Option [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Additional paid-in capital to share capital (in Dollars) | $														$ 80,039
Common shares, shares issued														86,101
Percentage of grant non-transferable share options														20.00%		20.00%
Restricted Stock [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Escrow Shares																		3,116,518
"PP Tranche 5” [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs	16,965,762
Exercise price | $ / shares	$ 0.22
Proceeds from issuance of private placements | $	$ 3,732,469
Warrant exercise price per share | $ / shares																			$ 0.31
Commission paid (in Dollars) | $	391,178
Legal fees (in Dollars) | $	$ 14,575
Warrants									16,965,762		16,965,762
"PP Tranche 5” [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares	$ 0.31
Exercisable date	Jan. 19, 2027
"PP Tranche 5” [Member] | Agents warrants [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Number of warrant issued	1,037,330
Purchase of each warrant	1
Estimated fair value for adjustment (in Dollars) | $	$ 582,245
"PP Tranche 5” [Member] | Common Stock [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Number of warrant issued	1
Purchase of each warrant	1
Over-Allotment Option [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Aggregate proceeds percentage							30.00%
PP Tranche 2 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs				1,596,830										23,747,648		23,747,648
Exercise price | (per share)				$ 0.22																0.255
Proceeds from issuance of private placements				$ 351,303										$ 4,506,055		$ 6,055,650
Number of warrant issued				78,181
Purchase of each warrant				1
Warrant exercise price per share | $ / shares				$ 0.31										$ 0.31
Commission paid (in Dollars) | $				$ 51,600
Legal fees (in Dollars) | $				5,371
Estimated fair value for adjustment (in Dollars) | $				$ 10,199										$ 10,199
Exercisable date				Oct. 16, 2026
Warrants														798,414
Terms of expected life years														3 years		3 years
Percentage of volatility rate														90.98%		90.98%
Percentage of discount rate														4.60%		4.60%
Amount of dividend yield (in Dollars) | $
PP Tranche 2 [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Purchase of each warrant				1
Warrant exercise price per share | $ / shares				$ 0.31
PP Tranche 2 [Member] | Agents warrants [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Number of warrant issued				78,181
Warrant exercise price per share | $ / shares														$ 0.31
Warrants														78,181
Private Placement [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs														23,747,648		23,747,648
Exercise price | $ / shares							$ 0.22
Proceeds from issuance of private placements | $							$ 6,500,000							$ 4,506,055
Warrant exercise price per share | $ / shares																				0.39
Warrant term														5 years
PP Tranche 1 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs					272,803
Purchase of each warrant					1
Warrant exercise price per share | $ / shares														$ 0.31
Commission paid (in Dollars) | $					$ 180,051
Legal fees (in Dollars) | $					28,334
Estimated fair value for adjustment (in Dollars) | $					$ 44,292									$ 44,292
Exercisable date					Aug. 31, 2026
Warrants														3,057,025
Terms of expected life years														3 years		3 years
Percentage of volatility rate														91.24%		91.24%
Percentage of discount rate														4.40%		4.40%
Amount of dividend yield (in Dollars) | $														$ 0
PP Tranche 1 [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares					$ 0.31
PP Tranche 1 [Member] | Agents warrants [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Number of warrant issued					272,803
Purchase of each warrant					1
Warrant exercise price per share | $ / shares														$ 0.31
Warrants														272,803
PP Tranche 3 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs			4,590,903
Exercise price | $ / shares			$ 0.22
Proceeds from issuance of private placements | $			$ 1,009,999
Purchase of each warrant			1
Warrant exercise price per share | $ / shares			$ 0.31											$ 0.31
Commission paid (in Dollars) | $			$ 151,500
Legal fees (in Dollars) | $			10,501
Estimated fair value for adjustment (in Dollars) | $			$ 24,692											$ 24,692
Exercisable date			Nov. 08, 2026
Warrants														2,295,449
Terms of expected life years														3 years		3 years
Percentage of volatility rate														91.31%		91.31%
Percentage of discount rate														4.00%		4.00%
Amount of dividend yield (in Dollars) | $
PP Tranche 3 [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares			$ 0.31
PP Tranche 3 [Member] | Agents warrants [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Number of warrant issued			229,544
Warrant exercise price per share | $ / shares														$ 0.31
Warrants														229,544
PP Tranche 4 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs		722,771
Number of warrant issued		1																			1
Purchase of each warrant		1																			1
Warrant exercise price per share | $ / shares		$ 0.31												$ 0.31
Commission paid (in Dollars) | $		$ 238,515
Estimated fair value for adjustment (in Dollars) | $		249,965												$ 249,965
Proceeds from issuance of units (in Dollars) | $		$ 2,011,137
Units per share (in Dollars per share) | $ / shares		$ 0.22
Warrants														9,141,534
Terms of expected life years														3 years		3 years
Percentage of volatility rate														91.75%		91.75%
Percentage of discount rate														3.70%		3.70%
Amount of dividend yield (in Dollars) | $
PP Tranche 4 [Member] | Agents warrants [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares														$ 0.31
Warrants														722,771
First Tranche [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares														$ 0.39
Warrants														16,795,221
Second Tranche [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares														$ 0.39
Warrants														6,952,427
Minimum [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares																							$ 0.39	$ 0.39
Minimum [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares																							0.39	0.39
Maximum [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares																							0.289	0.283
Maximum [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares																							$ 0.289	$ 0.283
Equity Option [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Shares exercised											272,840	[1]		251,101	[2]	251,101	[2]	66,519
Equity Option [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Number of warrant issued														324,642
2022 Option Plan [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Percentage of grant non-transferable share options											10.00%			10.00%		10.00%
Two Thousand Twenty Three [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Shares exercised											272,840
Issuance of common shares									192,500		192,500
Agent [Member] | Agents warrants [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Estimated fair value for adjustment (in Dollars) | $														$ 73,018
Preferred Class B [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Preferred stock voting per share (in Dollars per share) | $ / shares									$ 0.25		$ 0.25			$ 0.25
Escrow Shares														2,857,432				5,099,866
Preferred Class B [Member] | Common Stock [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Escrow Shares																		19,754,347
Common Stock [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs											400,000							66,519
Number of warrant issued														2,129,566
Purchase of each warrant														1
Warrant exercise price per share | (per share)					$ 0.31														$ 0.22	0.22	$ 0.22
Issuance of value (in Dollars) | $	$ 3,202,823
Shares exercised		165,000									80,340			251,101		251,101
Additional paid-in capital to share capital (in Dollars) | $											$ 36,751			$ 32,097
Escrow Shares														11,502,874
Common Stock [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Proceeds from issuance of private placements | $											$ 160,000			$ 37,285
Number of warrant issued							1							1
Purchase of each warrant														1
Warrant exercise price per share | (per share)							$ 0.31		$ 0.4		$ 0.4							$ 0.714		$ 0.39
Shares exercised											400,000							66,519
Warrant term							3 years							5 years
Common Stock [Member] | ACI Canada Legacy Performance Options [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs														2,700,000		2,700,000
Shares exercised														2,700,000		2,700,000
Option price per share (in Dollars per share) | $ / shares														$ 0.01
Common Stock [Member] | Spartan Consulting Agreement [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs											14,558,285
Issuance of value (in Dollars) | $											$ 3,202,823
Common Stock [Member] | General and Administrative Expense [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs											928,874
Issuance of value (in Dollars) | $											$ 2,273,949
Common Stock [Member] | "PP Tranche 5” [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares	$ 0.31
Common Stock [Member] | Over-Allotment Option [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Shares exercised											80,340
Common Stock [Member] | PP Tranche 2 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs				1,596,830
Exercise price | $ / shares				$ 0.22
Proceeds from issuance of private placements | $				$ 351,303
Number of warrant issued				1
Purchase of each warrant				1
Warrant exercise price per share | $ / shares				$ 0.31
Common Stock [Member] | PP Tranche 1 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs					6,114,058
Exercise price | $ / shares					$ 0.22
Proceeds from issuance of private placements | $					$ 1,345,093
Number of warrant issued					1
Warrant exercise price per share | $ / shares					$ 0.31
Common Stock [Member] | PP Tranche 3 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs			229,544
Warrant exercise price per share | $ / shares			$ 0.31
Common Stock [Member] | PP Tranche 4 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs		9,141,534
Warrant exercise price per share | $ / shares		$ 0.31
Common Stock [Member] | Equity Option [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs											192,500
Warrant exercise price per share | $ / shares									$ 0.28		$ 0.28
Shares exercised											192,500
Common Stock [Member] | Two Thousand Twenty Three [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Shares exercised											251,101			251,101		251,101
Common Shares [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs		165,000												165,000		165,000
Common Shares [Member] | PP Tranche 3 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs			4,590,903
Exercise price | $ / shares			$ 0.22
Proceeds from issuance of private placements | $			$ 1,009,999
Number of warrant issued			1
Purchase of each warrant			1
Common Shares [Member] | PP Tranche 4 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Common shares, shares issued		1																			1

[1]	In accordance with the Company’s 2023 Option Plan, option holders exercised 272,840 Common Share options on a cashless basis (net exercise) for the issuance of 192,500 Common Shares.
[2]	In accordance with the Company’s 2023 Option Plan, option holders exercised 251,101 Common Share options on a cashless basis (net exercise) for the issuance of 165,000 Common Shares.